UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04873

The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Growth Fund Semiannual Report — June 30, 2014

Howard F. Ward, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Growth Fund increased 4.3% compared with increases of 7.1% and 6.3% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since Inception (4/10/87)
	Six Months	1 Year	5 Year	10 Year
Class AAA (GABGX)	4.29%	25.09%	15.93%	6.96%	10.06%
S&P 500 Index	7.14	24.61	18.83	7.78	9.70	(d)
Russell 1000 Growth Index	6.31	26.92	19.24	8.20	9.07	(d)
Class A (GGCAX)	4.31	25.10	15.93	6.97	10.06
With sales charge (b)	(1.69)	17.91	14.56	6.34	9.82
Class C (GGCCX)	3.92	24.16	15.06	6.16	9.74
With contingent deferred sales charge (c)	2.92	23.16	15.06	6.16	9.74
Class I (GGCIX)	4.41	25.39	16.20	7.12	10.12

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.45%, 1.45%, 2.20%, and 1.20%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	S&P 500 Index and Russell 1000 Growth Index since inception performance are as of March 31, 1987.

The GAMCO Growth Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,042.90	1.44%	$7.29
Class A	$1,000.00	$1,043.10	1.44%	$7.29
Class C	$1,000.00	$1,039.20	2.19%	$11.07
Class I	$1,000.00	$1,044.10	1.19%	$6.03
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.65	1.44%	$7.20
Class A	$1,000.00	$1,017.65	1.44%	$7.20
Class C	$1,000.00	$1,013.93	2.19%	$10.94
Class I	$1,000.00	$1,018.89	1.19%	$5.96

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The GAMCO Growth Fund

Technology	21.1%
Consumer Discretionary - Other	18.0%
Producer Durables	11.5%
Health Care	11.1%
Consumer Staples	9.7%
Consumer Discretionary - Media	9.2%
Financial Services	7.4%

Materials and Processing	7.2%
Energy	4.5%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Growth Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.7%
	TECHNOLOGY — 21.1%
282,500	Apple Inc.	$16,284,332	$26,252,725
61,000	EMC Corp.	1,626,451	1,606,740
133,000	Facebook Inc., Cl. A†	5,411,502	8,949,570
17,100	Google Inc., Cl. A†	5,533,702	9,997,857
21,900	Google Inc., Cl. C†	8,097,990	12,598,632
44,900	International Business Machines Corp.	5,819,745	8,139,023
53,000	Linear Technology Corp.	2,579,403	2,494,710
432,000	Microsoft Corp.	11,845,980	18,014,400
40,000	NXP Semiconductor NV†	2,555,996	2,647,200
196,000	Oracle Corp.	6,806,986	7,943,880
105,000	QUALCOMM Inc.	7,029,773	8,316,000
75,500	Texas Instruments Inc.	3,543,514	3,608,145

	TOTAL TECHNOLOGY	77,135,374	110,568,882

	CONSUMER DISCRETIONARY - OTHER — 18.0%
26,600	Amazon.com Inc.†	6,790,388	8,639,148
6,000	AutoZone Inc.†	2,271,174	3,217,440
42,500	Costco Wholesale Corp.	3,173,155	4,894,300
81,500	eBay Inc.†	4,161,722	4,079,890
55,000	Fortune Brands Home & Security Inc.	2,470,492	2,196,150
57,000	Lennar Corp., Cl. A	2,485,532	2,392,860
30,400	L’Oreal SA	5,029,298	5,238,724
96,000	Luxottica Group SpA	4,763,670	5,556,511
13,000	LVMH Moet Hennessy Louis Vuitton SA.	2,557,741	2,506,367
38,400	Macy’s Inc.	1,674,338	2,227,968
70,300	NIKE Inc., Cl. B	4,276,525	5,451,765
26,900	Ralph Lauren Corp.	4,238,702	4,322,561
67,600	Starbucks Corp.	3,001,668	5,230,888
44,000	The Estee Lauder Companies Inc., Cl. A	1,996,987	3,267,440
146,600	The Home Depot Inc.	7,210,608	11,868,736
6,200	The Priceline Group Inc.†	5,427,507	7,458,600
49,600	The Swatch Group AG	5,202,477	5,509,247
69,000	The TJX Companies Inc.	1,986,762	3,667,350
42,800	Tiffany & Co.	3,145,865	4,290,700
35,200	Wal-Mart Stores Inc.	2,467,235	2,642,464

	TOTAL CONSUMER DISCRETIONARY - OTHER	74,331,846	94,659,109

	PRODUCER DURABLES — 11.5%
38,500	3M Co.	5,037,529	5,514,740
36,400	B/E Aerospace Inc.†	2,357,314	3,366,636
23,300	Cummins Inc.	2,460,251	3,594,957
37,000	Eaton Corp. plc	1,897,336	2,855,660
45,000	Emerson Electric Co.	2,712,186	2,986,200
34,500	Flowserve Corp.	1,475,864	2,565,075
112,000	Honeywell International Inc.	5,066,455	10,410,400

Shares		Cost	Market Value
50,000	PACCAR Inc.	$2,237,331	$3,141,500
42,800	Parker Hannifin Corp.	5,280,587	5,381,244
26,000	Pentair plc	1,998,633	1,875,120
110,000	Union Pacific Corp.	6,317,137	10,972,500
66,000	United Technologies Corp.	4,329,076	7,619,700

	TOTAL PRODUCER DURABLES	41,169,699	60,283,732

	HEALTH CARE — 11.1%
157,000	Abbott Laboratories	5,331,549	6,421,300
15,900	Allergan Inc.	1,327,148	2,690,598
47,900	Amgen Inc.	4,151,876	5,669,923
42,000	Becton, Dickinson and Co.	3,599,511	4,968,600
14,400	Biogen Idec Inc.†	2,304,066	4,540,464
50,800	Celgene Corp.†	2,082,933	4,362,704
103,400	Gilead Sciences Inc.†	5,040,952	8,572,894
55,000	Johnson & Johnson	3,703,527	5,754,100
28,400	McKesson Corp.	5,056,235	5,288,364
79,500	Novo Nordisk A/S, Cl. B	1,576,497	3,658,999
6,700	Regeneron Pharmaceuticals Inc.†	2,075,363	1,892,549
114,000	Roche Holding AG, ADR	2,442,270	4,252,200

	TOTAL HEALTH CARE	38,691,927	58,072,695

	CONSUMER STAPLES — 9.7%
129,600	Boulder Brands Inc.†	2,268,907	1,837,728
24,300	Brown-Forman Corp., Cl. B	1,909,236	2,288,331
53,400	Colgate-Palmolive Co.	2,152,355	3,640,812
66,700	CVS Caremark Corp.	3,966,599	5,027,179
12,800	Diageo plc, ADR	1,086,132	1,629,056
28,200	Mead Johnson Nutrition Co.	2,004,196	2,627,394
80,000	Michael Kors Holdings Ltd.†	7,521,057	7,092,000
73,000	Mondelēz International Inc., Cl. A	2,264,096	2,745,530
59,300	PepsiCo Inc.	3,831,171	5,297,862
101,400	The Coca-Cola Co.	3,184,728	4,295,304
46,900	The Hain Celestial Group Inc.†	4,157,226	4,161,906
103,700	The WhiteWave Foods Co.†	3,006,350	3,356,769
42,000	United Natural Foods Inc.†	3,074,992	2,734,200
111,700	Whole Foods Market Inc.	4,852,280	4,314,971

	TOTAL CONSUMER STAPLES	45,279,325	51,049,042

	CONSUMER DISCRETIONARY- MEDIA — 9.2%
60,000	CBS Corp., Cl. B, Non-Voting	1,442,615	3,728,400
200,000	Comcast Corp., Cl. A, Special	6,140,694	10,666,000
25,400	DIRECTV†	1,215,506	2,159,254
49,000	Discovery Communications Inc., Cl. A†	3,135,371	3,639,720
79,800	Liberty Global plc, Cl. A†	3,051,312	3,528,756
79,800	Liberty Global plc, Cl. C†	2,931,653	3,376,338
77,000	Nielsen NV	2,369,721	3,727,570
29,600	The Walt Disney Co.	1,960,320	2,537,904
16,000	Time Warner Cable Inc.	2,112,925	2,356,800

See accompanying notes to financial statements.

The GAMCO Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY - MEDIA (Continued)
157,000	Twenty-First Century Fox Inc., Cl. A	$3,496,849	$5,518,550
83,000	Viacom Inc., Cl. B	3,920,336	7,198,590

	TOTAL CONSUMER DISCRETIONARY - MEDIA	31,777,302	48,437,882

	FINANCIAL SERVICES — 7.4%
143,000	American International Group Inc.	7,472,135	7,804,940
8,400	BlackRock Inc.	1,859,826	2,684,640
45,900	JPMorgan Chase & Co.	1,943,200	2,644,758
160,000	MasterCard Inc., Cl. A	5,400,437	11,755,200
69,000	Morgan Stanley	1,116,719	2,230,770
23,500	The Goldman Sachs Group Inc.	3,272,420	3,934,840
38,000	Visa Inc., Cl. A	3,784,656	8,006,980

	TOTAL FINANCIAL SERVICES	24,849,393	39,062,128

	MATERIALS AND PROCESSING — 7.2%
61,500	E. I. du Pont de Nemours and Co.	2,974,280	4,024,560
49,400	Ecolab Inc.	4,312,696	5,500,196
35,600	Monsanto Co.	3,055,674	4,440,744
36,000	PPG Industries Inc.	5,737,678	7,565,400
41,000	Precision Castparts Corp.	5,318,390	10,348,400
28,100	The Sherwin-Williams Co.	4,409,942	5,814,171

	TOTAL MATERIALS AND PROCESSING	25,808,660	37,693,471

	ENERGY — 4.5%
47,800	Continental Resources Inc.†	4,177,315	7,554,312
70,600	EOG Resources Inc.	4,454,812	8,250,316
35,000	Pioneer Natural Resources Co.	4,216,956	8,043,350

	TOTAL ENERGY	12,849,083	23,847,978

	TOTAL COMMON STOCKS	371,892,609	523,674,919

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$1,880,000	U.S. Treasury Bills,
	0.015% to 0.045%††,
	07/10/14 to 11/20/14	$1,879,891	$1,879,902

	TOTAL INVESTMENTS — 100.0%	$373,772,500	525,554,821

	Other Assets and Liabilities (Net) — 0.0%		(182,368)

	NET ASSETS — 100.0%		$525,372,453

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $373,772,500)	$525,554,821
Cash	213
Receivable for investments sold	1,317,390
Receivable for Fund shares sold	134,721
Dividends receivable	449,333
Prepaid expenses	45,700

Total Assets	527,502,178

Liabilities:
Payable for investments purchased	1,253,661
Payable for Fund shares redeemed	136,221
Payable for investment advisory fees	431,708
Payable for distribution fees	105,973
Payable for accounting fees	11,250
Other accrued expenses	190,912

Total Liabilities	2,129,725

Net Assets (applicable to 10,805,667 shares outstanding)	$525,372,453

Net Assets Consist of:
Paid-in capital	$373,480,475
Accumulated net investment loss	(74,934)
Accumulated net realized gain on investments and foreign currency transactions	181,403
Net unrealized appreciation on investments	151,782,321
Net unrealized appreciation on foreign currency translations	3,188

Net Assets	$525,372,453

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($509,377,484 ÷ 10,476,855 shares outstanding)	$48.62

Class A:
Net Asset Value and redemption price per share ($1,545,352 ÷ 31,779 shares outstanding)	$48.63

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$51.60

Class C:
Net Asset Value and offering price per share ($1,201,063 ÷ 26,622 shares outstanding)	$45.12	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($13,248,554 ÷ 270,411 shares outstanding)	$48.99

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $95,783)	$3,591,834
Interest	570

Total Investment Income	3,592,404

Expenses:
Investment advisory fees	2,553,487
Distribution fees - Class AAA	619,284
Distribution fees - Class A	1,813
Distribution fees - Class C	6,256
Shareholder services fees	223,677
Trustees’ fees	71,410
Shareholder communications expenses	63,454
Custodian fees	32,552
Legal and audit fees	25,693
Registration expenses	24,795
Accounting fees	22,500
Interest expense	174
Miscellaneous expenses	22,243

Total Expenses	3,667,338

Net Investment Loss	(74,934)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	33,016,582
Net realized loss on foreign currency transactions	(548)

Net realized gain on investments and foreign currency transactions	33,016,034

Net change in unrealized appreciation/depreciation:
on investments	(11,200,335)
on foreign currency translations	451

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(11,199,884)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	21,816,150

Net Increase in Net Assets Resulting from Operations	$21,741,216

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income/(loss)	$(74,934)	$126,443
Net realized gain on investments and foreign currency transactions	33,016,034	47,492,035
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(11,199,884)	89,823,946

Net Increase in Net Assets Resulting from Operations	21,741,216	137,442,424

Distributions to Shareholders:
Net investment income
Class AAA	—	(143,365)
Class A	—	(636)
Class I	—	(31,313)

Total Distributions to Shareholders	—	(175,314)

Shares of Beneficial Interest Transactions:
Class AAA	(17,411,289)	(42,592,979)
Class A	129,493	136,769
Class C	(72,726)	103,906
Class I	287,897	271,080

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(17,066,625)	(42,081,224)

Redemption Fees	60	60

Net Increase in Net Assets	4,674,651	95,185,946
Net Assets:
Beginning of year	520,697,802	425,511,856

End of period (including undistributed net investment income of $0 and $0,respectively)	$525,372,453	$520,697,802

See accompanying notes to financial statements.

The GAMCO Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2014(c)	$46.62	$(0.01)	$ 2.01	$2.00	—	—	$0.00	$48.62	4.3%	$509,377	(0.03	)%(d)	1.44	%(d)	18%
2013	34.81	0.01	11.81	11.82	$(0.01)	$(0.01)	0.00	46.62	34.0	505,727	0.02		1.45		35
2012	30.11	0.04	4.71	4.75	(0.05)	(0.05)	0.00	34.81	15.8	414,691	0.13		1.49		41
2011	31.39	0.07	(1.28)	(1.21)	(0.07)	(0.07)	0.00	30.11	(3.8)	415,416	0.21		1.48		67
2010	28.50	(0.02)	2.91	2.89	—	—	0.00	31.39	10.1	546,786	(0.06)		1.47		55
2009	19.56	(0.02)	8.96	8.94	—	—	0.00	28.50	45.7	575,203	(0.08)		1.53		83
Class A
2014(c)	$46.62	$(0.01)	$ 2.02	$2.01	—	—	$0.00	$48.63	4.3%	$ 1,545	(0.03	)%(d)	1.44	%(d)	18%
2013	34.82	0.01	11.82	11.83	$(0.02)	$(0.02)	0.00	46.62	34.0	1,355	0.01		1.45		35
2012	30.11	0.05	4.70	4.75	(0.04)	(0.04)	0.00	34.82	15.8	894	0.15		1.49		41
2011	31.40	0.06	(1.27)	(1.21)	(0.08)	(0.08)	0.00	30.11	(3.8)	778	0.18		1.48		67
2010	28.50	(0.01)	2.91	2.90	—	—	0.00	31.40	10.2	858	(0.05)		1.47		55
2009	19.57	(0.02)	8.95	8.93	—	—	0.00	28.50	45.6	1,237	(0.08)		1.53		83
Class C
2014(c)	$43.42	$(0.17)	$ 1.87	$1.70	—	—	$0.00	$45.12	3.9%	$ 1,201	(0.77	)%(d)	2.19	%(d)	18%
2013	32.66	(0.27)	11.03	10.76	—	—	0.00	43.42	33.0	1,221	(0.73)		2.20		35
2012	28.42	(0.19)	4.43	4.24	—	—	0.00	32.66	14.9	835	(0.61)		2.24		41
2011	29.78	(0.16)	(1.20)	(1.36)	—	—	0.00	28.42	(4.6)	694	(0.54)		2.23		67
2010	27.23	(0.21)	2.76	2.55	—	—	0.00	29.78	9.4	787	(0.80)		2.22		55
2009	18.84	(0.18)	8.57	8.39	—	—	0.00	27.23	44.5	1,620	(0.82)		2.28		83
Class I
2014(c)	$46.92	$ 0.05	$ 2.02	$2.07	—	—	$0.00	$48.99	4.4%	$ 13,249	0.22	%(d)	1.19	%(d)	18%
2013	35.03	0.11	11.90	12.01	$(0.12)	$(0.12)	0.00	46.92	34.3	12,395	0.27		1.20		35
2012	30.30	0.15	4.72	4.87	(0.14)	(0.14)	0.00	35.03	16.1	9,092	0.45		1.24		41
2011	31.60	0.15	(1.29)	(1.14)	(0.16)	(0.16)	0.00	30.30	(3.6)	3,013	0.47		1.23		67
2010	28.62	0.05	2.93	2.98	—	—	0.00	31.60	10.4	3,493	0.19		1.22		55
2009	19.60	0.04	8.98	9.02	—	—	0.00	28.62	46.0	3,878	0.17		1.28		83

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Growth Fund was organized on October 24, 1986 as a Massachusetts business trust and commenced investment operations on April 10, 1987. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets

Level 1 - Quoted Prices	$523,674,919
Level 2 - Other Significant Observable Inputs	1,879,902

Total	$525,554,821

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was $175,314 of ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2017	$20,782,104
Capital loss carryforward available through 2018	11,616,029

Total capital loss carryforwards	$32,398,133

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$374,101,795	$154,431,608	$(2,978,582)	$151,453,026

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $95,042,956 and $110,389,236, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $30 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $118 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2014, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2014 was $2,077, with a weighted average interest rate of 1.11%. The maximum amount borrowed at any time during the year was $376,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	108,798	$5,058,524	180,313	$7,354,223
Shares issued upon reinvestment of distributions	—	—	2,970	136,894
Shares redeemed	(480,273)	(22,469,813)	(1,248,169)	(50,084,096)

Net decrease	(371,475)	$(17,411,289)	(1,064,886)	$(42,592,979)

Class A
Shares sold	7,345	$344,483	12,700	$501,373
Shares issued upon reinvestment of distributions	—	—	12	536
Shares redeemed	(4,632)	(214,990)	(9,309)	(365,140)

Net increase	2,713	$129,493	3,403	$136,769

Class C
Shares sold	2,317	$100,191	12,049	$454,126
Shares redeemed	(3,820)	(172,917)	(9,496)	(350,220)

Net increase/(decrease)	(1,503)	$(72,726)	2,553	$103,906

Class I
Shares sold	25,874	$1,213,999	54,351	$2,280,180
Shares issued upon reinvestment of distributions	—	—	631	29,282
Shares redeemed	(19,625)	(926,102)	(50,389)	(2,038,382)

Net increase	6,249	$287,897	4,593	$271,080

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 25, 2014, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quintile of the funds in its category for the one year and five year periods and in the fourth quintile for the three year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

  GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and	Chairman,
Chief Executive Officer,	BALMAC International, Inc.
GAMCO Investors, Inc.

Salvatore J. Zizza
Anthony J. Colavita	Chairman,
President,	Zizza & Associates Corp.
Anthony J. Colavita, P.C.

OFFICERS

James P. Conn	Bruce N. Alpert
Former Chief Investment Officer,	President
Financial Security Assurance	Andrea R. Mango
Holdings Ltd.	Secretary

Dugald A. Fletcher	Agnes Mullady
President,	Treasurer
Fletcher & Company, Inc.	Richard J. Walz
John D. Gabelli	Chief Compliance Officer
Senior Vice President,
G.research, Inc.	DISTRIBUTOR
G.distributors, LLC
Robert J. Morrissey
Partner,	CUSTODIAN, TRANSFER
Morrissey, Hawkins & Lynch	AGENT, AND DIVIDEND
DISBURSING AGENT
Anthony R. Pustorino	State Street Bank and Trust
Certified Public Accountant,	Company
Professor Emeritus,
Pace University	LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Anthony Torna	Flom LLP
Former Investment Counselor,
Maxim Group LLC

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q214SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The GAMCO Growth Fund

By (Signature and Title)*     /s/ Bruce N. Alpert

                                                    Bruce N. Alpert, Principal Executive Officer

Date    9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Bruce N. Alpert

                                                    Bruce N. Alpert, Principal Executive Officer

Date    9/02/2014

By (Signature and Title)*     /s/ Agnes Mullady

                                                    Agnes Mullady, Principal Financial Officer and Treasurer

Date    9/02/2014

* Print the name and title of each signing officer under his or her signature.